Critical accounting estimates and judgments - Narrative (Details) - cash_generating_unit	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Disclosure of information for cash-generating units [line items]
Number of cash-generating units		39	39
Argentina and Uruguay
Disclosure of information for cash-generating units [line items]
Number of cash-generating units		11	11
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units	2	3